Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 10,050,086	$ 181,146
Cost of revenues	8,646,687	0
Gross profit	1,403,399	181,146
Research and development	7,720,748	6,008,285
Selling, general, and administrative	27,687,162	19,468,213
Goodwill impairment	0	558,168
Operating expenses	35,407,910	26,034,666
Operating loss	(34,004,511)	(25,853,520)
Other income (expense):
Other income, net	2,085,870	333,611
Interest expense	(2,647,692)	(289,526)
Nonoperating Income (Expense), Total	(561,822)	44,085
Loss from continuing operations before noncontrolling interests	(34,566,333)	(25,809,435)
(Loss) income from discontinued operations - net of income taxes	(22,016,524)	6,412,419
Net loss	(56,582,857)	(19,397,016)
Less - net loss from continuing operations attributable to noncontrolling interests	(299,789)	0
Less - net (loss) income from discontinued operations attributable to noncontrolling interests	(9,148,599)	3,908,690
Net loss attributable to NeoStem, Inc.	(47,134,469)	(23,305,706)
Preferred dividends	639,765	237,963
Net loss attributable to NeoStem, Inc. common shareholders	(47,774,234)	(23,543,669)
Amounts attributable to NeoStem, Inc. common shareholders:
Loss from continuing operations	(34,266,544)	(25,809,435)
(Loss) income from discontinued operations - net of taxes	(12,867,925)	2,503,729
Preferred dividends	639,765	237,963
Net loss attributable to NeoStem, Inc. common shareholders	$ (47,774,234)	$ (23,543,669)
Basic and diluted (loss) income per share attributable to NeoStem, Inc. common shareholders:
Continuing operations	$ (0.39)	$ (0.50)
Discontinued operations	$ (0.15)	$ 0.05
NeoStem, Inc. common shareholders	$ (0.54)	$ (0.46)
Weighted average common shares outstanding	88,598,696	51,632,417